RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2013 and December 31, 2012, the Company entered into the following transactions with related parties:

	December 31, 2013		December 31, 2012

Consulting fees paid or accrued to officers or their companies	$458,976		$371,340
Directors’ fees	18,535		34,002

Stock option grants to officers and directors	—		682,000
Stock option grant price range	$—	$	CAD$0.85

Of the total consulting fees noted above, $225,365 was paid by the Company to a private company of which a related party is a shareholder and director and received $112,683 of this amount.

An amount of $nil was due from a company with a director in common (December 31, 2012 - $nil). An amount of $67,365 was accrued to a related party (December 31, 2012 - $nil).